Warrant Reserve	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Warrants
26.
Warrant reserve

On 12 October 2018, PropertyGuru issued a total of 112,000 warrants. Each warrant carries the right to subscribe for one new ordinary share in the capital of the Group within 60 months following the date of issuance at an exercise price of $341.60 per warrant. PropertyGuru has a right to accelerate the exercise period subject upon meeting certain conditions.

In connection with the Business Combination, the 112,000 warrants in PropertyGuru that was exercisable at an exercise price of $341.60 per share for 112,000 shares in PropertyGuru were exchanged for one warrant in the Company, the exercise of which will result in the issuance of 4,043,411 ordinary shares at a price of US$6.92 per ordinary share (equivalent to $9.46 per ordinary share). The terms of the warrants remain unchanged following the assignment and remained in the warrant under equity.

In September 2022, the warrants issued by PropertyGuru and exchanged for warrants in the Company, expired. Consequently, amounts in the warrant reserve were classified into retained earnings.